Financial Assets and Financial Liabilities - Summary Of Details Of Loan And Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	€ 160,742	€ 194,472
Borrowings	3,924	3,997
Total	€ 164,666	€ 198,469
Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 12,072	€ 12,802
Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 88,682	€ 120,742
Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 59,988	€ 60,928
Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Borrowings	€ 3,924	€ 3,997
Less than 1 year [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	109,561	131,585
Borrowings	341	225
Total	109,902	131,810
Less than 1 year [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	5,185	5,703
Less than 1 year [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	76,568	114,804
Less than 1 year [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	27,808	11,078
Less than 1 year [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	341	225
1 to 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	51,181	60,152
Borrowings	640	742
Total	51,821	60,894
1 to 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	6,887	7,099
1 to 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	12,114	3,203
1 to 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	32,180	49,850
1 to 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	640	742
Over 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	0	2,735
Borrowings	2,943	3,030
Total	2,943	5,765
Over 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans		0
Over 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans		2,735
Over 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans		0
Over 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	€ 2,943	€ 3,030